As filed with the Securities and Exchange Commission on April 12, 2013

1933 Act Registration File No. 333-185223

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 1

(Check appropriate box or boxes.)

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600

For the Institutional Class shares of Neuberger Berman New York Municipal Income Fund.  The date of the public offering was March 11, 2013.

The public offering of shares of Registrant’s series is ongoing.  The title of the securities being registered is shares of beneficial interest.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities. It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

NEUBERGER BERMAN INCOME FUNDS
FORM N-14

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14*

Part C - Other Information

Signature Page

Exhibit Index

Exhibits

*The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant's Registration Statement on Form N-14, filed November 30, 2012, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information, each dated January 11, 2013, filed with the Securities and Exchange Commission under Rule 497 on January 11, 2013, File No. 333-185223, as supplemented on January 16, 2013.

NEUBERGER BERMAN INCOME FUNDS
FORM N-14

PART C

OTHER INFORMATION

Item 15.              Indemnification.

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever.  Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (“Action”) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof.  Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant.  In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreements between Neuberger Berman Management LLC (“NB Management”) and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management’s discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed (i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management’s reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Registrant.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman Fixed Income LLC (“NBFI”) with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, NBFI will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 6 of the Sub-Advisory Agreement between NB Management and NBFI and the Registrant provides that neither NBFI nor any director, officer or employee of NBFI performing services for any series of the Registrant at the direction or request of NBFI in connection with NBFI’s discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NBFI against any liability to the Registrant or any series thereof or its interest holders to which NBFI would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NBFI’s reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NBFI who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Registrant.

Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant’s series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors.  Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by NB Management that result from:  (i) any claim, action, suit or proceeding in connection with NB Management’s entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors.  Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant.  Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by the Registrant that result from:  (i) NB Management’s failure to comply with the terms of the Agreement; or (ii) NB Management’s lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement.  The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant’s performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.              Exhibits.

Exhibit Number	Description
(1)	(a) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed July 29, 2009).
(b)
Trust Instrument, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed July 29, 2009).

(c)
Amended Schedule A to Trust Instrument, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed January 11, 2013).

(2)	By-laws, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed July 29, 2009).
(3)	Voting Trust Agreement. Not Applicable.

Exhibit Number	Description
(4)	Plans of Reorganization. Incorporated by Reference to Registrant’s Prospectus/Proxy Statement filed under Rule 497, File No. 333-185223 (Filed January 11, 2013).
(5)	(a)	Trust Instrument, Amended and Restated, Article V. Incorporated by Reference to Item (1)(b) above.
	(b)	By-Laws, Amended and Restated, Articles V, VI, and VIII. Incorporated by Reference to Item (2) above.
(6)	(a)	(i)
Management Agreement Between Registrant and Neuberger Berman Management LLC (“NB Management”) with respect to Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Management Agreement Schedules A and B. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

(iii)
Sub-Advisory Agreement Between NB Management and Neuberger Berman Fixed Income LLC with respect to Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(iv)
Amended Sub-Advisory Agreement Schedule A. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

	(b)	(i)
Management Agreement Between Registrant and NB Management with respect to Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman New York Municipal Income Fund and Neuberger Berman Short Duration High Income Fund.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Management Agreement Schedules A and B. Incorporated by Reference to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed October 15, 2012).

Exhibit Number	Description
(iii)
Sub-Advisory Agreement Between NB Management and Neuberger Berman Fixed Income LLC with respect to Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman New York Municipal Income Fund and Neuberger Berman Short Duration High Income Fund. Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

(iv)
Amended Sub-Advisory Agreement Schedules A and B. Incorporated by Reference to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed October 15, 2012).

(7)	(a)	(i)
Distribution Agreement Between Registrant and NB Management with Respect to Investor Class Shares of Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund and Neuberger Berman Short Duration Bond Fund.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Distribution Agreement Schedule with Respect to Investor Class Shares of Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund and Neuberger Berman Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

	(b)	(i)
Distribution Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Neuberger Berman Short Duration Bond Fund.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Distribution Agreement Schedule with Respect to Trust Class Shares of Neuberger Berman Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

	(c)	(i)
Distribution Agreement Between Registrant and NB Management with Respect to Institutional Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

Exhibit Number	Description
(ii)
Amended Distribution Agreement Schedule with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed October 15, 2012).

(d)	(i)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Investor Class Shares of Neuberger Berman Core Bond Fund.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Distribution and Services Agreement Schedule with Respect to Investor Class Shares of Neuberger Berman Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

(e)	(i)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Neuberger Berman Strategic Income Fund.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Distribution and Services Agreement Schedule with Respect to Trust Class Shares of Neuberger Berman Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

(f)	(i)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Class A Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Distribution and Services Agreement Schedule with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 25, 2012).

(g)	(i)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

Exhibit Number	Description
(ii)
Amended Distribution and Services Agreement Schedule with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 25, 2012).

	(h)	(i)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Class R3 Shares of Neuberger Berman High Income Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

(ii)
Amended Distribution and Services Agreement Schedule with Respect to Class R3 Shares of Neuberger Berman High Income Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

(8)	Bonus, Profit Sharing Contracts. None.
(9)	(a)
Custodian Contract Between Registrant and State Street Bank and Trust Company.  Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

(b)
Schedule of Compensation under the Custodian Contract.  Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

(c)
Amendment to Custodian Contract Between Registrant and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

(10)	(a)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Neuberger Berman Investor Class (now, Investor Class) Shares.  Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Investor Class Shares of Neuberger Berman Core Bond Fund.  Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

Exhibit Number	Description
(b)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares of Neuberger Berman Strategic Income Fund.  Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares of Neuberger Berman Strategic Income Fund.  Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

(c)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 25, 2012).

(d)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class C Shares.  Incorporated by Reference to Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 25, 2012).

(e)	(i)
Plan Pursuant to Rule 12b-1 with respect to Class R3 Shares of Neuberger Berman High Income Bond Fund.  Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class R3 Shares of Neuberger Berman High Income Bond Fund.  Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

(f)	(i)	Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 99 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 14, 2013).

Exhibit Number	Description
(11)	Opinion and Consent of Counsel. Incorporated by Reference to Registrant’s Registration Statement on Form N-14 File Nos. 333-185223 and 811-03802 (Filed November 30, 2012).
(12)	Opinion of Counsel Supporting Tax Matters. (Filed herewith).
(13)	(a)
Transfer Agency and Service Agreement Between Registrant and State Street Bank and Trust Company.  Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

	(b)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Investor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

	(c)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Neuberger Berman Short Duration Bond Fund.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Trust Class Shares of Neuberger Berman Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

	(d)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Neuberger Berman Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Trust Class Shares of Neuberger Berman Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

Exhibit Number	Description
(e)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed October 15, 2012).

(f)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Class A Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 25, 2012).

(g)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Class C Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 25, 2012).

(h)	(i)
Administration Agreement Between Registrant and NB Management with Respect to Class R3 Shares of Neuberger Berman High Income Bond Fund.  Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

(ii)
Amended Administration Agreement Schedules A and B with Respect to Class R3 Shares of Neuberger Berman High Income Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2012).

Exhibit Number	Description
(i) (i)
Expense Limitation Agreement Between Registrant and NB Management with Respect to the Funds and Classes listed on the attached Schedule A. Incorporated by Reference to Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2013).

(ii)
Expense Limitation Agreement Between Registrant and NB Management with respect to Institutional Class shares of Neuberger Berman New York Municipal Income Fund.  Incorporated by Reference to Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 28, 2012).

(14)	Consent of Independent Auditor. Previously filed with Registrant’s Registration Statement on Form N-14 File Nos. 333-185223 and 811-03802 (Filed November 30, 2012).
(15)	Financial Statements Omitted from Prospectus. None.
(16)	Power of Attorney. Incorporated by Reference to Registrant’s Registration Statement on Form N-14 File Nos. 333-185223 and 811-03802 (Filed November 30, 2012).
(17)	Additional Exhibits. None.

Item 17.                                Undertakings.

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

 SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of New York, and the State of New York, on the 11th day of April, 2013.

NEUBERGER BERMAN INCOME FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	April 11, 2013
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	April 11, 2013
John M. McGovern
/s/ Joseph V. Amato	Trustee	April 11, 2013
Joseph V. Amato*
/s/ Faith Colish	Trustee	April 11, 2013
Faith Colish*
/s/ Martha C. Goss	Trustee	April 11, 2013
Martha C. Goss*
/s/ C. Anne Harvey	Trustee	April 11, 2013
C. Anne Harvey*
/s/ Michael M. Knetter	Trustee	April 11, 2013
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	April 11, 2013
Howard A. Mileaf*

Signature	Title	Date
/s/ George W. Morriss	Trustee	April 11, 2013
George W. Morriss*
/s/ Jack L. Rivkin	Trustee	April 11, 2013
Jack L. Rivkin*
/s/ Tom D. Seip	Chairman of the Board and Trustee	April 11, 2013
Tom D. Seip*
/s/ Candace L. Straight	Trustee	April 11, 2013
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	April 11, 2013
Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on April 11, 2013 pursuant to a power of attorney filed with Registrant’s Registration Statement on Form N-14, File No. 333-185223, on November 30, 2012.

NEUBERGER BERMAN INCOME FUNDS
EXHIBIT INDEX

Exhibit Number	Description

(12)	Opinion of Counsel Supporting Tax Matters.